NATURE OF BUSINESS AND ORGANIZATION (Details Narrative) - USD ($) $ / shares in Units, $ in Millions				6 Months Ended		12 Months Ended
	Jun. 05, 2025	May 22, 2025	Sep. 25, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 25, 2025	Mar. 31, 2025	Sep. 10, 2025	Aug. 19, 2025	Jun. 11, 2025	Aug. 31, 2024	Mar. 31, 2024	Jan. 31, 2013
Stock Issued During Period, Shares, Issued for Services		3,750,000	1,300,000			1,300,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001			$ 0.001				$ 0.001	$ 0.001
Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services					1,300,000		1,300,000
Sale of Stock, Price Per Share	$ 4.00	$ 4.00
Proceeds from Issuance Initial Public Offering		$ 15.0
Stock Issued During Period, Shares, New Issues	562,500	3,750,000		4,312,500
Office For Fine Architecture Limited [Member]
Equity interest				100.00%			100.00%						100.00%
O F A Group [Member]
Equity interest									60.00%	100.00%
O F A Financial Inc [Member]
Equity interest				100.00%				100.00%